Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity
Number of treasury shares	32,473,281	8,376,756	10,587,822	113,967,758
TOTAL S.A.
Shareholders' equity
Number of treasury shares	32,473,281	8,376,756	10,587,822
Percentage of share capital	1.23%	0.33%	0.44%
Shares acquired with the intention to cancel them	27,360,278
TOTAL S.A. | TOTAL share performance plans for Group employees
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	5,044,817	8,345,847	10,555,887
TOTAL S.A. | New TOTAL share subscription or purchase options plans or new share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	68,186	30,909	31,935